Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Assets allocated [Abstract]
Contracted concessional assets	$ 8,606,943	$ 9,084,270
Investments carried under the equity method	54,776	55,784
Current financial investments	237,080	210,138
Cash and cash equivalents (project companies)	744,636	669,387	$ 794,094	$ 594,811
Total assets	10,172,531	10,492,339
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,214,675	5,475,208
Grants and other liabilities	1,653,451	1,636,060
Long-term and short-term corporate debt	641,785	643,083
Total liabilities	8,279,300	8,596,886
Equity	1,893,231	1,895,453	$ 2,039,380	$ 1,959,111
Total liabilities and equity	10,172,531	10,492,339
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,555,079	3,770,169
Investments carried under the equity method	0	0
Current financial investments	133,526	116,451
Cash and cash equivalents (project companies)	226,938	149,236
Total assets	3,915,543	4,035,856
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,773,589	1,821,102
Grants and other liabilities	1,556,388	1,593,048
Total liabilities	3,329,977	3,414,150
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,081,123	1,100,778
Investments carried under the equity method	0	0
Current financial investments	73,301	59,831
Cash and cash equivalents (project companies)	39,225	42,548
Total assets	1,193,649	1,203,157
Liabilities allocated [Abstract]
Long-term and short-term project debt	834,164	876,063
Grants and other liabilities	5,113	810
Total liabilities	839,277	876,873
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,970,741	4,213,323
Investments carried under the equity method	54,776	55,784
Current financial investments	29,370	31,263
Cash and cash equivalents (project companies)	343,390	329,078
Total assets	4,398,277	4,629,448
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,606,922	2,778,043
Grants and other liabilities	91,950	42,202
Total liabilities	2,698,872	2,820,245
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,606,943	9,084,270
Investments carried under the equity method	54,776	55,784
Current financial investments	236,197	207,545
Cash and cash equivalents (project companies)	609,553	520,862
Total assets	9,507,469	9,868,461
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,214,675	5,475,208
Grants and other liabilities	1,653,451	1,636,060
Total liabilities	6,868,126	7,111,268
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	213,053	210,378
Other current assets (including cash and cash equivalents at holding company level)	452,009	413,500
Total assets	665,062	623,878
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	641,785	643,083
Other non-current liabilities	597,097	657,345
Other current liabilities	172,292	185,190
Total liabilities	1,411,174	1,485,618
Equity	1,893,231	1,895,453
Total liabilities and equity	$ 3,304,405	$ 3,381,071